Loss and Loss Adjustment Expense Reserves - Summary of The Reconciliation of The Beginning and Ending Reserve Balances For Loss and Loss Adjustment Expenses, Net of Reinsurance (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Reconciliation Of The Beginning And Ending Reserve Balances For Loss And LAE, Net Of Reinsurance [Line Items]
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of beginning of the period	$ 105.1	$ 0.0	$ 0.0
Reinsurance recoverables on unpaid losses and LAE at Beginning of period	(92.1)	0.0	0.0
Reserve for losses and LAE, net of reinsurance recoverables as of beginning of the period	13.0	0.0	0.0
Current year	39.0	5.3	25.3
Prior years	(0.3)	(0.1)	0.0
Total incurred	38.7	5.2	25.3
Current year	(19.5)	(3.3)	(17.0)
Prior year	(5.1)	0.0	(0.3)
Total paid	(24.6)	(3.3)	(17.3)
Add: Reserve for losses and LAE, net of reinsurance recoverables acquired from Spinnaker			5.0
Reserve for losses and LAE, net of reinsurance recoverables at end of period	27.1	1.9	13.0
Reinsurance recoverables on unpaid losses and LAE at end of period	168.1	0.0	92.1
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of end of the period	$ 195.2	$ 1.9	$ 105.1